DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Time Deposits Less Than 100000 [Member]
Deposits [Line Items]
2013	$ 97,036
2014	47,291
2015	19,921
2016	13,632
2017	10,777
Thereafter	0
Total	188,657
Time Deposits 100000 Or More [Member]
Deposits [Line Items]
2013	52,670
2014	24,455
2015	7,478
2016	6,671
2017	6,524
Thereafter	0
Total	$ 97,798